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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
      This Amendment (Check only one): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bedford Oak Advisors, LLC
Address: 100 South Bedford Road
         Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey P. Eisen
Title: Managing Member
Phone: (914) 242-5730

Signature, Place, and Date of Signing:

/s/ Harvey P. Eisen               Mt. Kisco, New York          November 13, 2007
-------------------               -------------------          -----------------
    [Signature]                      [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

      None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1*
                                             -----------
Form 13F Information Table Entry Total:               24
                                             -----------
Form 13F Information Table Value Total:      $    80,904
                                             -----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number                   Name
1         28-05211                               Harvey P. Eisen
-         --------------------

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

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
                                          TITLE OF             MARKET VALUE                      SHARE /  PUT /
             NAME OF ISSUER                 CLASS     CUSIP        (USD)     SHARE / PRN AMOUNT    PRN    CALL
----------------------------------------  --------  ---------  ------------  ------------------  -------  ----
CADIZ INC CMN                                COM    127537207   14,135,000        747,900           SH
CONVERA CORPORATION CMN CLASS A              COM    211919105      406,000        104,200           SH
CONTINUCARE CORPORATION CMN                  COM    212172100    2,266,000        795,000           SH
DREAMS, INC. CMN                             COM    261983209       50,000         25,001           SH
EPOCH HOLDING CORP CMN                       COM    29428R103   20,676,000      1,468,471           SH
EQUITY RESIDENTIAL CMN                       COM    29476L107    1,123,000         26,500           SH
1ST CENTY BK NATL ASSN CA CMN                COM    319425104      341,000         52,500           SH
GLACIER WTR SVCS INC CMN                     COM    376395109   14,418,000        288,364           SH
GP STRATEGIES CORP CMN                       COM    36225V104    3,885,000        350,000           SH
GSE SYSTEMS INC CMN                          COM    36227K106        4,000            666           SH
HLTH CORPORATION CMN                         COM    40422Y101      709,000         50,000           SH
INDUSTRIAL DISTRIBUTION GROUP INC            COM    456061100      189,000         20,000           SH
KATY INDUSTRIES INC. CMN                     COM    486026107      482,000        300,967           SH
JAPAN SMALLER CAPITALIZATION MUTUAL FUND     COM    47109U104      185,000         17,800           SH
MEDIRECT LATINO INC CMN                      COM    58501Q104      196,000        612,844           SH
NATIONAL HOLDINGS CORP CMN                   COM    636375107    2,425,000        866,202           SH
NATIONAL PATENT DEV CORP NEW CMN             COM    637132101    5,787,000      2,431,500           SH
NYFIX INC CMN                                COM    670712108    4,728,000        985,000           SH
REWARDS NETWORK INC CMN                      COM    761557107    2,799,000        577,130           SH
SCPIE HOLDINGS INC CMN                       COM    78402P104    4,224,000        189,824           SH
SOLUTIA INC. CMN                             COM    834376105      617,000      1,209,000           SH
UNITED ENERGY CORP/NEVADA CMN                COM    910900208      100,000        200,000           SH
VCA ANTECH, INC. CMN                         COM    918194101      418,000         10,000           SH
VALUEVISION MEDIA INC CMN CLASS A            COM    92047K107      741,000        100,000           SH


                      TO BE COMPLETED BY INVESTMENT MANAGER

  INVESTMENT       OTHER    VOTING AUTHORITY
  DISCRETION     MANAGERS    SOLE     SHARED      NONE
--------------   --------   ------  ---------  ---------
Shared-Defined      1                 747,900
Shared-Defined      1                 104,200
Shared-Defined      1                 795,000
Shared-Defined      1                  25,001
Shared-Defined      1               1,468,471
Shared-Defined      1                  26,500
Shared-Defined      1                  52,500
Shared-Defined      1                 288,364
Shared-Defined      1                 354,837
Shared-Defined      1                     666
Shared-Defined      1                  50,000
Shared-Defined      1                  20,000
Shared-Defined      1                 300,967
Shared-Defined      1                  17,800
Shared-Defined      1                 612,844
Shared-Defined      1                 866,202
Shared-Defined      1               2,438,366
Shared-Defined      1                 985,000
Shared-Defined      1                 577,130
Shared-Defined      1                 189,824
Shared-Defined      1               1,209,000
Shared-Defined      1                 200,000
Shared-Defined      1                  10,000
Shared-Defined      1                 100,000